REVERSE ACQUISITION - Fair value of equity consideration - Haitaoche (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 25, 2021	Dec. 31, 2023
Fair value of the assets acquired and the liabilities assumed
Cash and cash equivalents	$ 4,299
Prepaid expense	46,708
Property plant and equipment	31
Trademark (Intangible Assets)	15,100
Right-of-use assets	47
Goodwill	143,655	$ 38,201
Subtotal of total assets	209,840
Short-term bank loan	(8,195)
Accounts payable	(406)
Advance from customers	(461)
Short-term lease liabilities	(32)
Other payables	(13,198)
Amounts due to RPT	(4,288)
Income tax payable	(4,079)
Warrants	(2,335)
Mezzanine equity-Preferred shares	(1,437)
Subtotal of total liabilities	(34,431)
Less: Non-controlling interest	(7,649)
Less: Preferred shares (2)	(6,000)
Total net assets	161,760
Haitaoche
The purchase price comprised of:
Fair value of consideration transferred	$ 161,760
Fair value of the assets acquired and the liabilities assumed
Shares issued to pre-reverse acquisition	4,628,333
Fair value of shares issued for pre-reverse the acquisition	$ 161,760
Issuance price	$ 34.95